Income Taxes (Details) - CNY (¥) ¥ in Millions	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024
Income Taxes [Line Items]
Annual taxable income percentage					12.50%
Income tax reduced rate					20.00%
Cumulative tax effect rate	25.00%	25.00%	25.00%
PRC [Member]
Income Taxes [Line Items]
EIT rate of PRC	25.00%
Annual taxable income (in Yuan Renminbi)					¥ 1
Annual taxable income percentage					25.00%
Income tax reduced rate					20.00%
Minimum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)					¥ 1
Maximum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)					¥ 3
Latest Tax Year [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)				¥ 1
Annual taxable income percentage				25.00%
Income tax reduced rate				20.00%